Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues, net	$ 27,753	$ 28,457	$ 29,579
Expenses:
Voyage related costs and commissions	(5,122)	(11,817)	(8,463)
Vessel operating expenses	(12,756)	(12,669)	(12,761)
General and administrative expenses	(2,407)	(2,404)	(3,188)
Management fees, related parties	(724)	(720)	(712)
Management fees, other	(930)	(930)	(930)
Amortization of special survey costs	(240)	(133)	(73)
Depreciation	(5,320)	(5,500)	(5,567)
Vessel impairment charge		(2,282)
Loss on vessel held-for-sale	(2,756)
Bad debt provisions	(26)	(13)	(231)
Operating loss	(2,528)	(8,011)	(2,346)
Other income / (expenses):
Gain from debt extinguishment		4,306
Loss from financial derivative instrument	(27)	(19)
Interest and finance costs, net	(5,775)	(4,490)	(2,897)
Total other expenses, net	(5,802)	(203)	(2,897)
Net loss	$ (8,330)	$ (8,214)	$ (5,243)
Loss per common share, basic and diluted	$ (0.39)	$ (0.39)	$ (0.28)
Weighted average number of shares, basic and diluted	21,161,164	20,894,202	18,461,455